Real estate properties held for lease, net	12 Months Ended
Dec. 31, 2016
Real estate properties held for lease, net [Abstract]
Real estate properties held for lease, net
5.	Real estate properties held for lease, net
	December 31, 2015	December 31, 2016
	US$	US$
Elementary schools	3,284,593	3,074,648
Basement parking	10,181,887	9,531,080
Kindergartens	7,576,396	8,269,659
Parking facilities	18,128,308	16,969,627
Clubhouses	6,418,720	6,008,447
Shopping mall	38,499,378	130,952,922

Total costs	84,089,282	174,806,383
Accumulated depreciation	(12,956,700)	(14,932,449)

Real estate properties held for lease, net	71,132,582	159,873,934

Depreciation expense for real estate properties held for lease for the year ended December 31, 2016 amounted to US$2,929,277 (2014: US$2,032,019; 2015: US$2,303,340).

As of December 31, 2016, US$23,696,316 of real estate properties held for lease were pledged as collateral for other debts (2015: US$36,550,198).

As of December 31, 2016, minimum future rental income on non-cancellable leases (none of which contain any contingent rental clauses), in the aggregate and for each of the five succeeding fiscal years and thereafter, is as follows:

Year	Amount
US$

2017	8,486,637
2018	9,066,109
2019	9,068,282
2020	8,556,525
2021 and thereafter	69,119,979

Total	104,297,532